Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies [Abstract]
Summary Of Movements In Prepayments On Flight Equipment

Movements in prepayments on flight equipment during the years ended December 31, 2016 and 2015 were as follows:

	Year Ended December 31,
	2016	2015
Prepayments on flight equipment at beginning of period	$3,300,426	$3,486,514
Prepayments made during the period	837,776	747,541
Interest capitalized during the period	107,688	79,230
Prepayments and capitalized interest applied to the purchase of flight equipment	(979,911)	(1,012,859)
Prepayments on flight equipment at end of period	$3,265,979	$3,300,426

Unrecorded Contractual Commitments For The Purchase Of Flight Equipment

The following table presents our contractual commitments for the purchase of flight equipment as of December 31, 2016:

	2017	2018	2019	2020	2021	2022	Total
Purchase obligations (a)	$5,051,158	$6,028,196	$5,084,565	$3,624,926	$2,838,730	$534,991	$23,162,566

(a)	Includes commitments to purchase 396 aircraft and 24 purchase and leaseback transactions.

Schedule Of Minimum Payments Under Lease Agreements

We have operating lease agreements with third parties for office space, company cars and office equipment. As of December 31, 2016, minimum payments under the lease agreements for office space were as follows:

Future minimum lease payments
2017	$11,155
2018	11,056
2019	8,754
2020	8,828
2021	8,967
Thereafter	51,343
$100,103